DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Communication Services
— 13.2%
Alphabet, Inc., Class A
8,941 1,535,527
Alphabet, Inc., Class C
8,015 1,385,393
AT&T, Inc.
20,862 579,964
Charter Communications, Inc.,
Class A *
230 91,142
Comcast Corp., Class A
13,258 458,329
Electronic Arts, Inc.
843 121,207
Fox Corp., Class A
446 24,503
Live Nation Entertainment, Inc. *
433 59,403
Meta Platforms, Inc., Class A
5,982 3,873,285
New York Times Co., Class A
463 26,447
Verizon Communications, Inc.
10,637 467,602
Warner Bros Discovery, Inc. *
2,972 29,631
(Cost $6,798,635)
8,652,433
Consumer Discretionary
— 16.0%
Airbnb, Inc., Class A *
1,138 146,802
Amazon.com, Inc. *
12,646 2,592,557
Aptiv PLC *
595 39,752
Aramark
660 26,730
AutoZone, Inc. *
67 250,114
Bath & Body Works, Inc.
362 10,179
Best Buy Co., Inc.
1,715 113,670
Booking Holdings, Inc.
106 585,007
BorgWarner, Inc.
1,223 40,469
Burlington Stores, Inc. *
106 24,197
Carnival Corp. *
1,282 29,768
Chipotle Mexican Grill, Inc. *
1,191 59,645
Coupang, Inc. *
2,669 74,866
Crocs, Inc. *
165 16,830
D.R. Horton, Inc.
1,250 147,575
Darden Restaurants, Inc.
582 124,670
Deckers Outdoor Corp. *
443 46,745
Dick's Sporting Goods, Inc.
307 55,057
Domino's Pizza, Inc.
45 21,322
eBay, Inc.
942 68,926
Expedia Group, Inc.
623 103,885
Five Below, Inc. *
54 6,295
Floor & Decor Holdings, Inc.,
Class A *
276 19,786
Gap, Inc.
951 21,217
Garmin Ltd.
497 100,876
General Motors Co.
2,920 144,861
Gentex Corp.
920 19,844
Genuine Parts Co.
372 47,065
Grand Canyon Education, Inc. *
122 24,137
H&R Block, Inc.
920 52,394
Home Depot, Inc.
3,297 1,214,252
Las Vegas Sands Corp.
608 25,025
Number
of Shares Value $
Lear Corp.
280 25,318
Lennar Corp., Class A
1,582 167,819
LKQ Corp.
410 16,593
Lowe's Cos., Inc.
1,901 429,113
Lululemon Athletica, Inc. *
365 115,585
Macy's, Inc.
544 6,468
Marriott International, Inc.,
Class A
296 78,094
McDonald's Corp.
880 276,188
MGM Resorts International *
652 20,636
Mohawk Industries, Inc. *
117 11,771
Murphy USA, Inc.
57 24,327
NIKE, Inc., Class B
2,710 164,199
NVR, Inc. *
14 99,623
O'Reilly Automotive, Inc. *
207 283,073
Polaris, Inc.
54 2,118
Pool Corp.
113 33,967
PulteGroup, Inc.
1,080 105,872
PVH Corp.
195 16,335
Ralph Lauren Corp.
215 59,514
Ross Stores, Inc.
1,196 167,548
Skechers U.S.A., Inc., Class A *
645 40,016
Starbucks Corp.
3,372 283,079
Tapestry, Inc.
1,271 99,837
Tesla, Inc. *
1,616 559,879
Texas Roadhouse, Inc.
198 38,652
Thor Industries, Inc.
178 14,452
TJX Cos., Inc.
4,564 579,172
Toll Brothers, Inc.
323 33,673
TopBuild Corp. *
87 24,611
Tractor Supply Co.
1,896 91,766
Ulta Beauty, Inc. *
272 128,237
Valvoline, Inc. *
504 17,433
Williams-Sonoma, Inc.
790 127,790
Wynn Resorts Ltd.
283 25,623
Yum! Brands, Inc.
266 38,288
(Cost $9,410,751)
10,461,187
Consumer Staples — 12.0%
Albertsons Cos., Inc., Class A
1,924 42,770
Altria Group, Inc.
7,629 462,394
Archer-Daniels-Midland Co.
3,186 153,788
BJ's Wholesale Club Holdings,
Inc. *
824 93,285
Casey's General Stores, Inc.
205 89,741
Clorox Co.
261 34,421
Coca-Cola Consolidated, Inc.
204 23,389
Colgate-Palmolive Co.
1,527 141,919
Costco Wholesale Corp.
1,684 1,751,663
Dollar Tree, Inc. *
544 49,101
Estee Lauder Cos., Inc., Class A
108 7,229
General Mills, Inc.
893 48,454

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Hershey Co.
322 51,742
Ingredion, Inc.
205 28,520
J M Smucker Co.
157 17,680
Kellanova
487 40,241
Kenvue, Inc.
5,861 139,902
Kimberly-Clark Corp.
769 110,551
Kroger Co.
3,221 219,769
Molson Coors Beverage Co.,
Class B
374 20,043
Monster Beverage Corp. *
1,789 114,407
Performance Food Group Co. *
641 57,408
Philip Morris International, Inc.
2,865 517,390
Procter & Gamble Co.
5,367 911,800
Sysco Corp.
2,941 214,693
Target Corp.
1,746 164,141
The Campbell's Company
322 10,961
Tyson Foods, Inc., Class A
422 23,700
US Foods Holding Corp. *
380 30,066
Walmart, Inc.
22,771 2,247,953
(Cost $6,126,411)
7,819,121
Energy — 6.7%
Antero Resources Corp. *
425 15,916
APA Corp.
219 3,725
Baker Hughes Co.
1,511 55,983
Cheniere Energy, Inc.
228 54,034
Chevron Corp.
6,366 870,232
Chord Energy Corp.
223 20,070
ConocoPhillips
5,263 449,197
Coterra Energy, Inc.
2,879 69,989
Devon Energy Corp.
2,822 85,394
Diamondback Energy, Inc.
684 92,032
EOG Resources, Inc.
2,489 270,231
Expand Energy Corp.
478 55,510
Exxon Mobil Corp.
17,728 1,813,575
Halliburton Co.
1,343 26,309
HF Sinclair Corp.
264 9,538
Marathon Petroleum Corp.
1,072 172,313
Occidental Petroleum Corp.
544 22,184
Ovintiv, Inc.
439 15,725
Phillips 66
621 70,471
Schlumberger NV
2,167 71,619
Valero Energy Corp.
848 109,367
(Cost $4,922,367)
4,353,414
Financials — 13.9%
Affiliated Managers Group, Inc.
325 57,200
Aon PLC, Class A
593 220,643
Arch Capital Group Ltd.
1,609 152,919
Berkshire Hathaway, Inc., Class
B *
7,416 3,737,367
Blackstone, Inc.
223 30,944
Capital One Financial Corp.
601 113,679
Number
of Shares Value $
Cboe Global Markets, Inc.
241 55,218
Cincinnati Financial Corp.
410 61,836
Coinbase Global, Inc., Class A *
127 31,321
Evercore, Inc., Class A
246 56,947
Everest Group Ltd.
101 35,066
FactSet Research Systems, Inc.
137 62,782
First Citizens BancShares, Inc.,
Class A
44 81,351
Houlihan Lokey, Inc.
159 27,774
Jack Henry & Associates, Inc.
182 32,973
Janus Henderson Group PLC
462 16,784
Kinsale Capital Group, Inc.
53 25,015
LPL Financial Holdings, Inc.
410 158,736
MarketAxess Holdings, Inc.
133 28,783
Marsh & McLennan Cos., Inc.
1,669 389,979
Mastercard, Inc., Class A
2,034 1,191,110
MGIC Investment Corp.
2,941 77,789
Moody's Corp.
459 220,008
MSCI, Inc.
250 141,005
PayPal Holdings, Inc. *
2,447 171,975
Progressive Corp.
148 42,170
RenaissanceRe Holdings Ltd.
139 34,669
RLI Corp.
206 15,835
S&P Global, Inc.
91 46,670
SEI Investments Co.
580 49,451
Synchrony Financial
1,404 80,941
T. Rowe Price Group, Inc.
1,399 130,932
Visa, Inc., Class A
3,998 1,460,030
Willis Towers Watson PLC
60 18,993
(Cost $7,303,173)
9,058,895
Health Care — 11.7%
Abbott Laboratories
1,255 167,643
AbbVie, Inc.
77 14,330
Agilent Technologies, Inc.
470 52,602
Align Technology, Inc. *
143 25,874
Amgen, Inc.
61 17,579
Biogen, Inc. *
64 8,307
Bristol-Myers Squibb Co.
7,099 342,740
Cardinal Health, Inc.
2,212 341,621
Cencora, Inc.
1,105 321,820
Centene Corp. *
2,681 151,316
Chemed Corp.
45 25,868
Cigna Group
1,133 358,753
CVS Health Corp.
2,187 140,055
Edwards Lifesciences Corp. *
571 44,664
Elevance Health, Inc.
770 295,557
Eli Lilly & Co.
28 20,655
Exelixis, Inc. *
654 28,148
GE HealthCare Technologies,
Inc.
1,084 76,465
Gilead Sciences, Inc.
2,395 263,642

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
HCA Healthcare, Inc.
522 199,086
Hologic, Inc. *
380 23,625
Humana, Inc.
722 168,320
Incyte Corp. *
571 37,149
Intuitive Surgical, Inc. *
212 117,096
Johnson & Johnson
10,138 1,573,519
Labcorp Holdings, Inc.
194 48,300
McKesson Corp.
1,245 895,790
Medpace Holdings, Inc. *
64 18,874
Merck & Co., Inc.
2,194 168,587
Mettler-Toledo International,
Inc. *
50 57,776
Moderna, Inc. *
598 15,883
Molina Healthcare, Inc. *
132 40,265
Pfizer, Inc.
12,465 292,803
Premier, Inc., Class A
789 18,131
Quest Diagnostics, Inc.
126 21,841
Regeneron Pharmaceuticals, Inc.
217 106,391
Royalty Pharma PLC, Class A
744 24,463
Solventum Corp. *
1,009 73,748
United Therapeutics Corp. *
183 58,349
UnitedHealth Group, Inc.
2,594 783,154
Universal Health Services, Inc.,
Class B
153 29,124
Vertex Pharmaceuticals, Inc. *
295 130,405
Waters Corp. *
48 16,763
West Pharmaceutical Services,
Inc.
173 36,477
(Cost $8,061,086)
7,653,558
Industrials — 7.8%
3M Co.
593 87,972
A O Smith Corp.
571 36,721
Acuity, Inc.
158 41,063
AECOM
225 24,716
AGCO Corp.
406 39,780
Alaska Air Group, Inc. *
571 29,081
Allison Transmission Holdings,
Inc.
226 23,396
Amentum Holdings, Inc. *
182 3,760
American Airlines Group, Inc. *
1,696 19,351
Automatic Data Processing, Inc.
472 153,650
Builders FirstSource, Inc. *
617 66,439
C.H. Robinson Worldwide, Inc.
377 36,181
Carlisle Cos., Inc.
75 28,514
Caterpillar, Inc.
1,153 401,279
Cintas Corp.
241 54,587
Comfort Systems USA, Inc.
74 35,389
Copart, Inc. *
802 41,287
Core & Main, Inc., Class A *
630 34,530
CSX Corp.
1,228 38,793
Cummins, Inc.
486 156,239
Deere & Co.
411 208,073
Number
of Shares Value $
Delta Air Lines, Inc.
2,306 111,587
Donaldson Co., Inc.
390 27,125
EMCOR Group, Inc.
203 95,788
Expeditors International of
Washington, Inc.
743 83,758
Fastenal Co.
3,538 146,261
FedEx Corp.
754 164,447
Ferguson Enterprises, Inc.
784 142,955
FTI Consulting, Inc. *
90 14,774
GE Vernova, Inc.
401 189,665
Genpact Ltd.
410 17,651
Graco, Inc.
509 43,092
Huntington Ingalls Industries,
Inc.
74 16,506
Illinois Tool Works, Inc.
777 190,427
ITT, Inc.
217 32,667
Jacobs Solutions, Inc.
173 21,850
JB Hunt Transport Services, Inc.
177 24,576
Knight-Swift Transportation
Holdings, Inc.
344 15,246
Landstar System, Inc.
177 24,288
Lincoln Electric Holdings, Inc.
138 26,715
Lockheed Martin Corp.
888 428,353
Masco Corp.
629 39,262
MasTec, Inc. *
127 19,803
MSC Industrial Direct Co., Inc.,
Class A
226 18,351
Old Dominion Freight Line, Inc.
560 89,695
Oshkosh Corp.
223 22,119
Otis Worldwide Corp.
299 28,510
Owens Corning
452 60,545
PACCAR, Inc.
1,375 129,044
Paychex, Inc.
919 145,119
Paycom Software, Inc.
122 31,609
Quanta Services, Inc.
122 41,792
Robert Half, Inc.
621 28,436
Rockwell Automation, Inc.
217 68,474
Rollins, Inc.
508 29,083
Saia, Inc. *
63 16,658
Simpson Manufacturing Co., Inc.
92 14,324
Snap-on, Inc.
232 74,414
Southwest Airlines Co.
2,186 72,969
Tetra Tech, Inc.
354 12,369
Textron, Inc.
471 34,868
Trane Technologies PLC
124 53,354
Union Pacific Corp.
341 75,586
United Airlines Holdings, Inc. *
769 61,093
United Parcel Service, Inc.,
Class B
1,905 185,814
United Rentals, Inc.
182 128,925
W.W. Grainger, Inc.
156 169,659
Watsco, Inc.
99 43,913

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
(Cost $4,702,683)
5,074,320
Information Technology
— 14.9%
Accenture PLC, Class A
2,139 677,678
Adobe, Inc. *
1,133 470,297
Advanced Micro Devices, Inc. *
345 38,202
Amdocs Ltd.
521 47,807
Analog Devices, Inc.
266 56,919
Apple, Inc.
14,215 2,855,083
Applied Materials, Inc.
2,740 429,495
Arista Networks, Inc. *
919 79,622
Autodesk, Inc. *
137 40,568
Cadence Design Systems, Inc. *
45 12,918
CDW Corp.
71 12,806
Cirrus Logic, Inc. *
166 16,328
Cisco Systems, Inc.
22,839 1,439,771
Cognizant Technology Solutions
Corp., Class A
2,472 200,207
Dropbox, Inc., Class A *
1,073 30,967
EPAM Systems, Inc. *
118 20,590
F5, Inc. *
164 46,802
Fair Isaac Corp. *
21 36,252
Fortinet, Inc. *
1,567 159,489
HP, Inc.
1,472 36,653
Intel Corp.
2,208 43,166
Jabil, Inc.
311 52,251
Juniper Networks, Inc.
610 21,917
Keysight Technologies, Inc. *
502 78,834
KLA Corp.
175 132,454
Lam Research Corp.
3,938 318,151
Microchip Technology, Inc.
386 22,403
Micron Technology, Inc.
2,314 218,580
Microsoft Corp.
3,202 1,474,073
NetApp, Inc.
353 35,003
NVIDIA Corp.
814 109,996
ON Semiconductor Corp. *
274 11,513
Oracle Corp.
173 28,637
QUALCOMM, Inc.
1,059 153,767
Skyworks Solutions, Inc.
621 42,868
Teradyne, Inc.
108 8,489
Texas Instruments, Inc.
1,218 222,711
VeriSign, Inc.
223 60,761
(Cost $9,339,058)
9,744,028
Materials — 1.6%
Albemarle Corp.
132 7,360
Amcor PLC
2,219 20,215
Celanese Corp.
185 9,774
CF Industries Holdings, Inc.
993 90,075
Cleveland-Cliffs, Inc. *
2,176 12,686
Corteva, Inc.
273 19,328
CRH PLC
1,618 147,497
Number
of Shares Value $
Dow, Inc.
991 27,490
DuPont de Nemours, Inc.
191 12,759
Eagle Materials, Inc.
124 25,074
Freeport-McMoRan, Inc.
575 22,126
International Paper Co.
527 25,196
Louisiana-Pacific Corp.
230 20,716
LyondellBasell Industries NV,
Class A
721 40,729
Mosaic Co.
1,115 40,296
NewMarket Corp.
20 12,881
Nucor Corp.
1,683 184,053
Olin Corp.
421 8,172
Packaging Corp. of America
145 28,010
Reliance, Inc.
358 104,830
Steel Dynamics, Inc.
1,133 139,438
United States Steel Corp.
629 33,853
(Cost $1,102,597)
1,032,558
Real Estate — 0.8%
CBRE Group, Inc., Class A *
479 59,884
Gaming and Leisure Properties,
Inc. REIT
380 17,746
Host Hotels & Resorts, Inc. REIT
1,214 18,805
Lamar Advertising Co., Class
A REIT
166 20,010
Millrose Properties, Inc. REIT
807 22,491
Public Storage REIT
620 191,214
Simon Property Group, Inc. REIT
754 122,955
VICI Properties, Inc. REIT
1,565 49,626
Weyerhaeuser Co. REIT
1,710 44,306
(Cost $487,476)
547,037
Utilities — 0.4%
Atmos Energy Corp.
340 52,591
CenterPoint Energy, Inc.
852 31,729
Vistra Corp.
984 158,001
(Cost $157,519)
242,321
TOTAL COMMON STOCKS
(Cost $58,411,756)
64,638,872
EXCHANGE-TRADED FUNDS
— 0.1%
iShares Russell 1000 ETF
(Cost $32,020)
100 32,408
CASH EQUIVALENTS — 0.7%
DWS Government Money Market
Series "Institutional Shares",
4.26% (a)
(Cost $479,845)
479,845 479,845

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2025 (Unaudited)
Hidden Row
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Number
of Shares Value $
TOTAL INVESTMENTS — 99.8%
(Cost $58,923,621)
65,151,125
Other assets and liabilities,
net — 0.2%
116,908
NET ASSETS — 100.0%
65,268,033
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (a)(b)
34,277 — (34,277) (c) — — 5 — — —
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series "Institutional Shares", 4.26% (a)
177,441 1,435,059 (1,132,655) — — 8,163 — 479,845 479,845
211,718 1,435,059 (1,166,932) — — 8,168 — 479,845 479,845
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 18 507,404 532,440 6/20/2025 25,036
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
May 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
QARP-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 64,638,872 $ — $ — $ 64,638,872
Exchange-Traded Funds
32,408 — — 32,408
Short-Term Investments (a)
479,845 — — 479,845
Derivatives (b)
Futures Contracts
25,036 — — 25,036
TOTAL
$ 65,176,161 $ — $ — $ 65,176,161
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.